INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	(303.80%)	37.30%	(24.60%)	28.40%
Discrete tax benefit	$ 539		$ 539